Document	Jul. 30, 2021
Cover [Abstract]
Entity Central Index Key	0001610466
Amendment Flag	false
Entity Registrant Name	Shell Midstream Partners, L.P.
Document Type	8-K
Document Period End Date	Jul. 30, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36710
Entity Tax Identification Number	46-5223743
Entity Address, Address Line One	150 N. Dairy Ashford
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079
City Area Code	832
Local Phone Number	337-2034
Title of 12(b) Security	Common Units, Representing Limited Partner Interests
Trading Symbol	SHLX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false